Debentures	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Debentures
16.	Debentures

On May 15, 2019 and September 28, 2018, the Company issued Debentures, non-convertible
into shares, in the amount of R$ 800,000, with the objective of funding the Group’s working capital and treasury investments. As of December 31, 2019, the total balance is comprised of the following issuances:

Issuance	Quantity (units)	Annual rate		Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108,0	% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,082.01	433,262
2st	400,000	107,5	% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,005.88	401,968

Total	800,000									835,230

	2019	2018
Principal	800,000	400,000
Interest	47,127	6,538
Payments	(11,897)	—

Total	835,230	406,538

Current	435,230	—
Non-current	400,000	406,538
The principal amount and accrued interest payables related to the first issuance are due on the maturity date, while for the second issuance, 50% of the principal amount is due on May 15, 2021 and the remaining balance on the maturity date, and accrued interest payable every 12 months from the issuance date. There were no amounts paid in 2019.
Debentures are subject to financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 34(ii)).